Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 AUD ($)	Jan. 31, 2019 MXN ($)	Jan. 31, 2019 NOK (kr)	Jan. 31, 2019 SEK (kr)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 JPY (¥)	Jan. 31, 2019 CHF (SFr)	Jan. 31, 2019 NZD ($)	Jan. 31, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 AUD ($)	Jan. 31, 2018 BRL (R$)	Jan. 31, 2018 MXN ($)	Jan. 31, 2018 NOK (kr)	Jan. 31, 2018 SEK (kr)	Jan. 31, 2018 GBP (£)	Jan. 31, 2018 JPY (¥)	Feb. 01, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 32.8	$ 32.9																				$ 23.6
Other financial liabilities	$ 136.7	$ 161.3																				$ 123.4
Contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9371	0.9755
Contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	BRL
Buy currency	AUD	USD
Average rate	0.9549	0.3064
Contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	Euro	Euro
Average rate	1.5141	1.5354
Contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	JPY	MXN
Average rate	0.0120	0.0656
Contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	MXN	USD
Average rate	0.0688	1.2477
Contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	Euro
Buy currency	USD	CAD
Average rate	1.3218	1.5269
Contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	CAD	NOK
Average rate	1.5223	0.1044
Contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	CHF	SEK
Average rate	0.8784	0.1021
Contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	GBP
Buy currency	GBP	CHF
Average rate	1.1446	1.3205
Contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	GBP
Buy currency	NOK	Euro
Average rate	0.1031	1.1426
Contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	JPY
Buy currency	SEK	CAD
Average rate	0.0968	0.0114
Contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	NOK
Buy currency	Euro	Euro
Average rate	1.1031	0.1053
Contracts thirteen.
Disclosure of detailed information about financial instruments [line items]
Sell currency	JPY	SEK
Buy currency	CAD	Euro
Average rate	0.0121	0.1040
Contracts fourteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	MXN	USD
Buy currency	CAD	CAD
Average rate	0.0687	1.2534
Contracts Fifteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK
Buy currency	Euro
Average rate	0.1009
Contracts Sixteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NZD
Buy currency	CAD
Average rate	0.9078
Contracts Seventeen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK
Buy currency	Euro
Average rate	0.0956
Contracts Eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD
Buy currency	CAD
Average rate	1.3232
Contracts Nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9352	0.9755
Other financial liabilities	$ 0.9	$ 0.6
Contracts Twenty [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP
Buy currency	Euro
Average rate	1.1015
Other financial liabilities	$ 0.7
Contracts Twenty One [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	NOK
Buy currency	Euro	Euro
Average rate	0.1005	0.1056
Other financial assets		$ 0.9
Other financial liabilities	$ 0.9
Contracts Twenty Two [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	SEK
Buy currency	Euro	Euro
Average rate	0.0950	0.1050
Other financial assets	$ 0.1	$ 2.1
Other financial liabilities	1.3
Foreign Exchange Contracts [member] | Contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	51.0	44.1			$ 53.3										$ 44.5
Foreign Exchange Contracts [member] | Contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3.8	2.9			4.0											R$ 7.5
Foreign Exchange Contracts [member] | Contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	14.6	1.1	€ 9.7										€ 0.7
Foreign Exchange Contracts [member] | Contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.3	4.4								¥ 23.6							$ 67.1
Foreign Exchange Contracts [member] | Contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	9.6	437.7				$ 138.6								$ 356.1
Foreign Exchange Contracts [member] | Contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	414.2	55.3		$ 315.2									€ 36.2
Foreign Exchange Contracts [member] | Contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	171.9	4.4	€ 114.2															kr 27.6
Foreign Exchange Contracts [member] | Contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.1	9.8									SFr 0.1								kr 62.7
Foreign Exchange Contracts [member] | Contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.8	0.5							£ 0.5											£ 0.3
Foreign Exchange Contracts [member] | Contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3.0	0.7					kr 19.2													£ 0.4
Foreign Exchange Contracts [member] | Contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8.0	0.6						kr 55.4													¥ 50.3
Foreign Exchange Contracts [member] | Contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	21.5	56.1							12.5									351.2
Foreign Exchange Contracts [member] | Contracts thirteen.
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.6	109.8								¥ 46.0									703.6
Foreign Exchange Contracts [member] | Contracts fourteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4.3	126.1				$ 62.7								$ 102.6
Foreign Exchange Contracts [member] | Contracts Fifteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	64.1						411.2
Foreign Exchange Contracts [member] | Contracts Sixteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1.8											$ 2.0
Foreign Exchange Contracts [member] | Contracts Seventeen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	116.8							804.1
Foreign Exchange Contracts [member] | Contracts Eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	166.9			$ 127.0
Hedging foreign exchange contracts [member] | Contracts Nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	45.9	44.1			$ 48.0										$ 44.5
Hedging foreign exchange contracts [member] | Contracts Twenty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	20.7								£ 12.0
Hedging foreign exchange contracts [member] | Contracts Twenty One [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	50.6	45.5					kr 325.0											kr 285.0
Hedging foreign exchange contracts [member] | Contracts Twenty Two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 87.3	$ 75.7						kr 601.0											kr 485.0